PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Weighted-Average Asset Allocations (Details) - Pension Benefits	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plan asset allocation	100.00%	100.00%
Fixed income funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plan asset allocation	45.00%	46.00%
Return seeking (growth assets) funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plan asset allocation	55.00%	54.00%